Provisions and other liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of other provisions and other liabilities [line items]
Provisions and other liabilities at the beginning period	$ 19,163
Non-current portion - beginning period	17,951
Current portion, reported as trade, other payables and provisions, beginning	1,211
New or increased provisions and other liabilities	873
Change in estimates	214
Amounts charged against provisions and other liabilities	(394)
Effects of change in the discount rate	1,569
Reduction due to divestments	0
Accretion expenses	572
Reclassification and transfer	(254)
Currency translation	637
Provisions and other liabilities at ending period	22,380
Non-current portion - ending period	19,731
Current portion, reported as trade, other payables and provisions, ending	2,649
Asset retirement obligations [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions and other liabilities at the beginning period	14,719
Non-current portion - beginning period	14,616
Current portion, reported as trade, other payables and provisions, beginning	104
New or increased provisions and other liabilities	353
Change in estimates	202
Amounts charged against provisions and other liabilities	(234)
Effects of change in the discount rate	1,537
Reduction due to divestments	0
Accretion expenses	412
Reclassification and transfer	(282)
Currency translation	584
Provisions and other liabilities at ending period	17,292
Non-current portion - ending period	17,200
Current portion, reported as trade, other payables and provisions, ending	92
Claims and litigations [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions and other liabilities at the beginning period	965
Non-current portion - beginning period	54
Current portion, reported as trade, other payables and provisions, beginning	910
New or increased provisions and other liabilities	81
Change in estimates	22
Amounts charged against provisions and other liabilities	(15)
Reclassification and transfer	0
Currency translation	0
Provisions and other liabilities at ending period	1,053
Non-current portion - ending period	96
Current portion, reported as trade, other payables and provisions, ending	958
Other provisions [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions and other liabilities at the beginning period	3,479
Non-current portion - beginning period	3,282
Current portion, reported as trade, other payables and provisions, beginning	197
New or increased provisions and other liabilities	439
Change in estimates	(10)
Amounts charged against provisions and other liabilities	(145)
Effects of change in the discount rate	32
Accretion expenses	160
Reclassification and transfer	28
Currency translation	53
Provisions and other liabilities at ending period	4,035
Non-current portion - ending period	2,436
Current portion, reported as trade, other payables and provisions, ending	$ 1,600